CRYPTOCURRENCY ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Indefinite-lived Intangible Assets [Line Items]
Cryptocurrencies acquired in connection with business combination		$ 73,184
Cryptocurrencies to be distributed for promotion activities on behalf of a third party		2,281
Repayment of deposit in the form of cryptocurrencies		(6,586)
Impairment of cryptocurrency assets	$ (12,620)	$ (8,863)
Ending balance of cryptocurrency assets, net	15,375		$ 55,077
CRYPTOCURRENCY ASSETS.
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	55,077
Receipts from issuance of ordinary shares for private placement	0		19,289
Cryptocurrencies acquired in connection with business combination	0		73,184
Cryptocurrencies borrowing	0		10,222
Cryptocurrencies to be distributed for promotion activities on behalf of a third party	0		3,179
Deposits received from customers of mining data center	4,155		3,965
Distribution to pool participants	(468,151)		(1,282,143)
Repayment of deposit in the form of cryptocurrencies	0		(6,586)
Repayment of cryptocurrencies borrowings	0		(6,523)
Payment of service expense and long-lived assets	(4,991)		(2,295)
Cryptocurrencies paid in connection with asset acquisition	0		(1,731)
Disposal of cryptocurrencies	(47,498)		(37,599)
Others	656		(379)
Impairment of cryptocurrency assets	(12,620)		(31,757)
Ending balance of cryptocurrency assets, net	15,375		55,077
CRYPTOCURRENCY ASSETS. | Mining pool business
Indefinite-lived Intangible Assets [Line Items]
Cryptocurrencies mined	450,809		1,275,238
CRYPTOCURRENCY ASSETS. | Mining business
Indefinite-lived Intangible Assets [Line Items]
Cryptocurrencies mined	$ 37,938		$ 39,013